Other Assets and Other Liabilities (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Significant Noncash Transactions [Line Items]
Other liabilities	$ 75,993	$ 80,332
Accrued expenses	72,693	68,937
Accrued interest payable	54,033	55,081
Intangible liabilities, net	8,851	10,485
Accounts payable, accrued expenses and other liabilities	211,570	214,835
Profit sharing payable	24,000	14,500
Special assessment bond	8,500	6,600
Below market lease, accumulated amortization	6,400	6,600
Amortization of below market lease	1,100	1,500	$ 2,500
Assets Held-for-Sale
Other Significant Noncash Transactions [Line Items]
Other liabilities	2,000	4,600
Accrued expenses	$ 1,700	$ 5,500